Long-Term Investments	12 Months Ended
Mar. 31, 2021
Long-term Investments and Receivables, Net [Abstract]
Long-term investments
11.	Long-term investments
The Company’s long-term investments consist of the following:

	As of March 31,	As of March 31,
	2020	2021
	RMB	RMB
Equity method investments	3,104	2,973
Available-for-sale investments	70,328	71,357

Total	73,432	74,330

Equity method investments
The Company applies equity method in accounting for its investments in entities in which the Company has the ability to exercise significant influence but does not have control. As of March 31, 2020 and 2021, the carrying value of the equity method investments were RMB3.1 million and RMB3.0 million respectively, the change of which primarily relates to the equity loss recognized.
Available-for-sale
debt investments
The following table summarizes the Company’s
available-for-sale
debt investments as of March 31, 2020:

	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Unlisted debt securities	60,000	10,328	—	70,328

The following table summarizes the Company’s
available-for-sale
debt investments as of March 31, 2021:

	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Unlisted debt securities	60,000	11,357	—	71,357

In October 2017, the Company purchased 7.2% shareholding of Qingdao Shuangan Biotechnology Co., Ltd (“Qingdao Shuangan”) with a cash consideration of RMB10 million. According to the investment agreement, the Company is entitled to demand redemption after 48 months from the transaction closing date. As of March 31, 2020 and 2021, based on the valuation results, the Company re-measured
the investment in Qingdao Shuangan at fair value of RMB17 million and RMB17.3 million, respectively. For the years ended March 31, 2020 and 2021, the unrealized securities holding gain (net of tax) of RMB1.0 million and RMB0.02 million was recorded as other comprehensive income, respectively.
In October 2019, the Company purchased 23.64% shareholding of Beijing Petdog Technology Development Co., Ltd. (“Beijing Petdog”) with a cash consideration of RMB50 million. According to the investment agreement, the Company is entitled to demand redemption after 60 months from the transaction closing date. As of March 31, 2020 and 2021, based on the valuation results, the Company re-measured
the investment at fair value of RMB53.3 million and RMB54.0 million, respectively. For year ended March 31, 2020 and 2021, the unrealized securities holding gain (net of tax) of RMB2.3 million and RMB0.75 million was recorded as other comprehensive income.